Revenue	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to customers:

	2021 £’000	2020 £’000	2019 £’000
United Kingdom	£187,045	£155,507	£129,513
North America	140,085	100,089	79,231
Europe	107,978	85,882	79,186
RoW(1)	£11,190	£9,472	£—
Total	£446,298	£350,950	£287,930
(1) Rest of World (RoW) is a new geography highlighted in fiscal year ended June 30, 2020. In previous years, clients located in RoW were immaterial.
The Group’s revenue by industry sector is as follows:

	2021 £’000	2020 £’000	2019 £’000
Payments and Financial Services	£226,391	£185,175	£152,179
TMT	121,045	90,255	78,888
Other	98,862	75,520	56,863
Total	£446,298	£350,950	£287,930
The Group’s revenue by contract type is as follows:

	2021 £’000	2020 £’000	2019 £’000
Time and materials contracts	£337,084	£305,766	n/a*
Fixed price contracts	109,214	45,184	n/a*
Total	£446,298	£350,950	£287,930
* A comparable breakdown of revenue by contract type is not available for 2019, due to internal billing systems changes that were implemented in the 2019 fiscal year.
As at 30 June 2021, the undiscounted aggregate transaction value of revenue that has not been recognised relating to unsatisfied, or partially satisfied, performance obligations was £101.9 million (30 June 2020: £60.6 million). This relates to fixed price contracts with forward contractual commitments. This revenue is expected to be recognised over the following time periods:

	2021 £’000	2020 £'000

Less than 1 year	£51,865	£28,405
1 to 2 years	18,514	16,917
2 to 3 years	11,971	11,040
More than 3 years	19,507	4,228
Total	£101,857	£60,590
The Company applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised in fiscal 2021 relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.